Summary of Significant Accounting Policies (Details) - Schedule of financial statements - FaZe Clan Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	$ 38,211
Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	(1,045)
As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	37,166
Brand sponsorships [Member] | As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	16,520
Brand sponsorships [Member] | Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
Brand sponsorships [Member] | As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	16,520
Content [Member] | As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	12,077
Content [Member] | Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
Content [Member] | As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	12,077
Consumer products [Member] | As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	6,605
Consumer products [Member] | Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	(1,045)
Consumer products [Member] | As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	5,560
Esports [Member] | As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	2,860
Esports [Member] | Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
Esports [Member] | As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	2,860
Other [Member] | As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	149
Other [Member] | Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
Other [Member] | As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	$ 149